Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Concentration
Summary of customers with greater than 10% of the accounts receivable and suppliers contributed more than 10% of total purchases

	Year ended December 31,
	2021	2022	2023
Supplier A	25%	15%	*
Supplier B	*	*	11%